Deferred income (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	€ 13,137	€ 5,641
Deferred income, non-current portion	56,239	65,569
Total deferred income	69,376	71,210
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	13,137	5,641
Deferred income, non-current portion	56,239	65,569
Total deferred income	€ 69,376	€ 71,210	€ 2,144